Cost of Revenues (Tables)	12 Months Ended
Dec. 31, 2014
Cost of Revenues [Abstract]
Cost of Revenues
	For the Years Ended December 31,
	2012	2013	2014	2014
	RMB	RMB	RMB	US$
Revenue sharing fees	263,518	249,797	192,076	30,957
Content and operational costs	227,934	277,038	376,555	60,689
Bandwidth costs	67,721	76,583	83,233	13,415
Sales taxes and surcharges	72,126	92,937	129,768	20,915
Total	631,299	696,355	781,632	125,976